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                                                      -------------------------
                                                      OMB Number:  3235-0570

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                                                      hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                          811-3443
       -------------------------------------------------------


                                 AIM Summit Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices)   (Zip code)


   Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:     10/31
                          -----------

Date of reporting period:    4/30/03
                          -----------

                        AIM SUMMIT FUND / APRIL 30, 2003

                                SEMIANNUAL REPORT

                    AIM SUMMIT FUND SEEKS GROWTH OF CAPITAL.

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

              This report may be distributed only to planholders or to persons who have received a current prospectus of the fund.

FUND DATA

HOLDINGS BY MARKET CAPITALIZATION*
As of 4/30/03

================================================================================

                                   (PIE CHART)

MID-CAP STOCKS                31%
SMALL-CAP STOCKS              10%
LARGE-CAP STOCKS              59%

                                                            Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*             140

TOTAL NET ASSETS             $1.5 BILLION

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03

PLANS I SHARES
(including maximum 8.50% sales charge)

Inception (11/1/82)                    8.70%
10 Years                               5.23
 5 Years                              -7.81
 1 Year                              -27.77

PLANS II SHARES
(including maximum 3.33% sales charge)

Inception (7/19/99)                  -16.51%
 1 Year                              -23.69

AIM SUMMIT FUND
Inception (11/1/82)                    9.16%
10 Years                               6.17
 5 Years                              -6.16
 1 Year                              -21.06


In addition to the fund's average annual total returns as of the close of the reporting period shown in the table above, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Plans I shares, including maximum 8.50% sales charge, inception (11/1/82), 8.41%; 10 years, 4.17%; five years, -8.49%; one year, -34.86%. Plans II shares, including maximum 3.33% sales charges, inception (7/19/99), -18.21%; one year, -31.14%. AIM Summit Fund, inception (11/1/82), 8.88%; 10 years, 5.10%; five years, -6.85%; one year,
-28.80%.

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges


AIM SUMMIT FUND                         2.57%
S&P 500 INDEX                           4.47
(Broad Market Index)
67% RUSSELL 3000 GROWTH INDEX/
33% RUSSELL 1000 VALUE INDEX            4.75
(Style-Specific Index)
LIPPER MULTI-CAP GROWTH FUND INDEX      4.79
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.
DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORIC PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

Shares of AIM Summit Fund are made available through AIM Summit Investors Plans I and AIM Summit Investors Plans II ("Plans I" and "Plans II"), periodic payment plans that call for fixed monthly investments for 15 years. Shareholders have the option to make additional monthly payments for up to 25 years. The sales charge is based on monthly investment amounts.

Dollar-cost averaging does not ensure a profit and does not protect against loss in declining markets. Since dollar-cost averaging involves continued investing regardless of fluctuating securities prices, you should consider your ability to continue purchasing through periods of low price levels.

========================================================================================================
TOP 10 EQUITY HOLDINGS*                               TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------------
 1. Microsoft Corp.                         2.6%      1. Diversified Financial Services             8.6%

 2. Gap, Inc. (The)                         1.7       2. Systems Software                           5.2

 3. Gilead Sciences, Inc.                   1.6       3. Pharmaceuticals                            4.6

 4. Lowe's Cos., Inc.                       1.6       4. Aerospace & Defense                        4.6

 5. L-3 Communications Holdings, Inc.       1.6       5. Health Care Distributors & Services        3.6

 6. RenaissanceRe Holdings Ltd. (Bermuda)   1.5       6. Banks                                      3.5

 7. J.P. Morgan Chase & Co.                 1.5       7. Managed Health Care                        3.3

 8. Dell Computer Corp.                     1.4       8. Semiconductors                             3.0

 9. Alliant Techsystems Inc.                1.4       9. Health Care Equipment                      3.0

10. Tyco International Ltd. (Bermuda)       1.3      10. Biotechnology                              2.9

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=======================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Summit Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o Shares of AIM Summit Fund are sold to the Summit Investors Plans without the imposition of any sales charges. When sales charges are figured in to the performance figures of a Plans I investment, the maximum 8.50% sales charge is deducted. The 8.50% sales charge is what a Plans I investor would pay over the life of a 15-year investment plan for the smallest plan size, $50 per month. Larger plans carry lower sales charges as outlined in the prospectus. (Plans I was closed to new investors on August 16, 1999.) When sales charges are figured in to the performance figures of a Plans II investment, the maximum 3.33% sales charge is deducted. The 3.33% sales charge is what a Plans II investor would pay over the life of a 15-year investment plan for the smallest plan size, $50 per month. Larger plans carry lower sales charges as outlined in the prospectus.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies. The Value segment measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values.

o The unmanaged Russell 3000 Index is an index of common stocks that measures performance of the largest 3,000 U.S. companies based on market capitalization. The Growth segment measures the performance of Russell 3000 companies with higher price/book ratios and higher forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-347-4246, or on the AIM Web site, aiminvestments.com/summit.


FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com/summit

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           This is the report on AIM Summit Fund for the six months
ROBERT H.           ended April 30, 2003. You will note that we have adopted a
GRAHAM)             more concise format for our semiannual reports. Important
                    information such as top holdings and performance as of the close of the reporting period appear on the opposite page.
                    This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com/summit.

                    MARKET CONDITIONS

                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

Like the broad U.S. stock market, AIM Summit Fund posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Robert Lloyd, Bret W. Stanley, and Kenneth A. Zschappel sought to identify stocks of companies that they believe have the potential for growth in earnings as well as stocks believed to be undervalued relative to other available investments.

    At the close of the reporting period, the four largest sectors in the fund's portfolio were information technology, health care, financials, and consumer discretionary. The fund had 140 equity holdings at the end of the reporting period compared to 136 at its outset.

    We encourage you to visit our Web site, aiminvestments.com/summit, to obtain timely information about your fund. By clicking "Fund Update" on the right side of the page, you can access information about quarterly performance, fund holdings, management strategies, and market trends. The Web site also allows you to securely access information about your individual Summit account.

IN CLOSING

I thank you for your continued investment with AIM, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, helpful client service representatives are available to assist you. They can be reached at 800-215-2218.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                           Positive performance during

                          March and April 2003 enabled

                       major stock market indexes to post

                         gains for the reporting period.

                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.92%

ADVERTISING-1.15%

Interpublic Group of Cos., Inc. (The)(a)         1,563,700   $   17,826,180
===========================================================================

AEROSPACE & DEFENSE-4.61%

Alliant Techsystems Inc.(a)                        389,850       20,942,742
---------------------------------------------------------------------------
Engineered Support Systems, Inc.                   135,000        4,688,550
---------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               540,000       23,976,000
---------------------------------------------------------------------------
Lockheed Martin Corp.                              160,000        8,008,000
---------------------------------------------------------------------------
United Technologies Corp.                          220,000       13,598,200
===========================================================================
                                                                 71,213,492
===========================================================================

APPAREL RETAIL-1.87%

Gap, Inc. (The)                                  1,593,600       26,501,568
---------------------------------------------------------------------------
Ross Stores, Inc.                                   61,000        2,311,900
===========================================================================
                                                                 28,813,468
===========================================================================

APPLICATION SOFTWARE-0.55%

Intuit Inc.(a)                                     220,000        8,531,600
===========================================================================

BANKS-3.49%

Bank of America Corp.                              270,000       19,993,500
---------------------------------------------------------------------------
Bank One Corp.                                     332,000       11,968,600
---------------------------------------------------------------------------
South Financial Group, Inc. (The)                  123,100        3,015,950
---------------------------------------------------------------------------
Washington Mutual, Inc.                            196,000        7,742,000
---------------------------------------------------------------------------
Wells Fargo & Co.                                  232,600       11,225,276
===========================================================================
                                                                 53,945,326
===========================================================================

BIOTECHNOLOGY-2.88%

Amgen Inc.(a)                                      100,000        6,131,000
---------------------------------------------------------------------------
Genzyme Corp.(a)                                   106,200        4,277,736
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           530,000       24,454,200
---------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      149,000        4,879,750
---------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                        121,000        4,719,000
===========================================================================
                                                                 44,461,686
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.28%

CDW Computer Centers, Inc.(a)                      100,000        4,264,000
===========================================================================

COMPUTER HARDWARE-1.68%

Dell Computer Corp.(a)                             744,700       21,529,277
---------------------------------------------------------------------------
Hewlett-Packard Co.                                270,000        4,401,000
===========================================================================
                                                                 25,930,277
===========================================================================

COMPUTER STORAGE & PERIPHERALS-2.71%

Lexmark International, Inc.(a)                     125,000        9,313,750
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

SanDisk Corp.(a)                                   620,000   $   15,004,000
---------------------------------------------------------------------------
Storage Technology Corp.(a)                        400,000        9,888,000
---------------------------------------------------------------------------
Western Digital Corp.(a)                           816,100        7,614,213
===========================================================================
                                                                 41,819,963
===========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.23%

Deere & Co.                                         80,000        3,522,400
===========================================================================

CONSUMER ELECTRONICS-1.12%

Harman International Industries, Inc.              114,300        7,611,237
---------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                    514,880        9,617,958
===========================================================================
                                                                 17,229,195
===========================================================================

CONSUMER FINANCE-0.62%

Doral Financial Corp. (Puerto Rico)                238,100        9,526,381
===========================================================================

DATA PROCESSING SERVICES-1.84%

Ceridian Corp.(a)                                1,014,600       14,153,670
---------------------------------------------------------------------------
First Data Corp.                                   363,000       14,240,490
===========================================================================
                                                                 28,394,160
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.51%

Apollo Group, Inc.-Class A(a)                      190,000       10,297,810
---------------------------------------------------------------------------
H&R Block, Inc.                                    339,000       13,092,180
===========================================================================
                                                                 23,389,990
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.59%

Citigroup Inc.                                     426,666       16,746,640
---------------------------------------------------------------------------
Fannie Mae                                          60,000        4,343,400
---------------------------------------------------------------------------
Freddie Mac                                        342,000       19,801,800
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    120,000        9,108,000
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            770,000       22,599,500
---------------------------------------------------------------------------
Janus Capital Group Inc.                           603,000        8,381,700
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      200,000       12,594,000
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          330,000       13,546,500
---------------------------------------------------------------------------
Moody's Corp.                                      270,200       13,047,958
---------------------------------------------------------------------------
Morgan Stanley                                     279,000       12,485,250
===========================================================================
                                                                132,654,748
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.44%

Rockwell Automation, Inc.                          300,000        6,840,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.13%

Samsung Electronics Co., Ltd. (South
  Korea)(a)                                         16,000   $    4,018,114
---------------------------------------------------------------------------
Waters Corp.(a)                                    560,000       13,445,600
===========================================================================
                                                                 17,463,714
===========================================================================

ENVIRONMENTAL SERVICES-1.13%

Waste Management, Inc.                             806,000       17,506,320
===========================================================================

FOOD RETAIL-1.31%

Kroger Co. (The)(a)                              1,416,000       20,248,800
===========================================================================

FOOTWEAR-0.75%

NIKE, Inc.-Class B                                 150,000        8,029,500
---------------------------------------------------------------------------
Reebok International Ltd.(a)                       115,000        3,571,900
===========================================================================
                                                                 11,601,400
===========================================================================

GENERAL MERCHANDISE STORES-1.73%

Target Corp.                                       421,000       14,078,240
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              224,300       12,632,576
===========================================================================
                                                                 26,710,816
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.55%

AdvancePCS(a)                                      235,000        7,064,100
---------------------------------------------------------------------------
Covance Inc.(a)                                    315,800        5,599,134
---------------------------------------------------------------------------
Express Scripts, Inc.(a)                           156,300        9,215,448
---------------------------------------------------------------------------
IMS Health Inc.                                    856,000       13,182,400
---------------------------------------------------------------------------
McKesson Corp.                                     455,000       12,621,700
---------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          118,900        7,104,275
===========================================================================
                                                                 54,787,057
===========================================================================

HEALTH CARE EQUIPMENT-3.03%

Biomet, Inc.                                       200,000        6,092,000
---------------------------------------------------------------------------
Boston Scientific Corp.(a)                         244,800       10,538,640
---------------------------------------------------------------------------
Medtronic, Inc.                                     50,000        2,387,000
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          190,300        9,983,138
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           377,800       17,718,820
===========================================================================
                                                                 46,719,598
===========================================================================

HEALTH CARE FACILITIES-1.35%

Community Health Systems Inc.(a)                   109,600        2,082,400
---------------------------------------------------------------------------
HCA Inc.                                           155,000        4,975,500
---------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          490,000        7,271,600
---------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           150,000        3,301,500
---------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)                                          175,000        3,242,750
===========================================================================
                                                                 20,873,750
===========================================================================

HOME IMPROVEMENT RETAIL-1.56%

Lowe's Cos., Inc.                                  550,000       24,139,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HOMEBUILDING-2.49%

Centex Corp.                                        64,600   $    4,264,892
---------------------------------------------------------------------------
D.R. Horton, Inc.                                  481,900       11,421,030
---------------------------------------------------------------------------
KB Home                                            133,000        6,552,910
---------------------------------------------------------------------------
Ryland Group, Inc. (The)                           297,500       16,133,425
===========================================================================
                                                                 38,372,257
===========================================================================

HOUSEHOLD PRODUCTS-1.97%

Clorox Co. (The)                                   249,000       11,259,780
---------------------------------------------------------------------------
Dial Corp. (The)                                   535,000       11,144,050
---------------------------------------------------------------------------
Procter & Gamble Co. (The)                          90,000        8,086,500
===========================================================================
                                                                 30,490,330
===========================================================================

INDUSTRIAL CONGLOMERATES-1.59%

General Electric Co.                               135,000        3,975,750
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                1,316,000       20,529,600
===========================================================================
                                                                 24,505,350
===========================================================================

INDUSTRIAL MACHINERY-1.05%

Pall Corp.                                         181,000        3,822,720
---------------------------------------------------------------------------
Parker-Hannifin Corp.                              303,000       12,326,040
===========================================================================
                                                                 16,148,760
===========================================================================

INSURANCE BROKERS-0.46%

Marsh & McLennan Cos., Inc.                        100,000        4,768,000
---------------------------------------------------------------------------
Willis Group Holdings Ltd. (Bermuda)                74,000        2,308,060
===========================================================================
                                                                  7,076,060
===========================================================================

INTEGRATED OIL & GAS-1.30%

Exxon Mobil Corp.                                  300,000       10,560,000
---------------------------------------------------------------------------
Occidental Petroleum Corp.                         321,000        9,581,850
===========================================================================
                                                                 20,141,850
===========================================================================

INTERNET RETAIL-0.17%

eBay Inc.(a)                                        28,000        2,597,560
===========================================================================

IT CONSULTING & SERVICES-0.25%

Affiliated Computer Services, Inc.-Class A(a)       80,000        3,816,000
===========================================================================

LEISURE PRODUCTS-0.47%

Mattel, Inc.                                       333,000        7,239,420
===========================================================================

MANAGED HEALTH CARE-3.29%

Aetna Inc.                                          74,200        3,695,160
---------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                      245,200       10,009,064
---------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(a)             170,000        7,403,500
---------------------------------------------------------------------------
UnitedHealth Group Inc.                            129,000       11,884,770
---------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  235,000       17,845,900
===========================================================================
                                                                 50,838,394
===========================================================================

MOTORCYCLE MANUFACTURERS-0.65%

Harley-Davidson, Inc.                              225,000        9,999,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-1.11%

Walt Disney Co. (The)                              920,000   $   17,167,200
===========================================================================

NETWORKING EQUIPMENT-1.26%

Cisco Systems, Inc.(a)                           1,095,300       16,473,312
---------------------------------------------------------------------------
McDATA Corp.-Class A(a)                            275,000        2,909,500
===========================================================================
                                                                 19,382,812
===========================================================================

OIL & GAS DRILLING-2.60%

ENSCO International Inc.                           570,000       14,478,000
---------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)               310,000       12,152,000
---------------------------------------------------------------------------
Transocean Inc.                                    711,536       13,554,761
===========================================================================
                                                                 40,184,761
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.98%

Weatherford International Ltd. (Bermuda)(a)        376,000       15,126,480
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.42%

Apache Corp.                                       237,475       13,595,444
---------------------------------------------------------------------------
Burlington Resources Inc.                          179,600        8,317,276
===========================================================================
                                                                 21,912,720
===========================================================================

PERSONAL PRODUCTS-1.14%

Avon Products, Inc.                                107,800        6,270,726
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A               348,500       11,326,250
===========================================================================
                                                                 17,596,976
===========================================================================

PHARMACEUTICALS-4.64%

Allergan, Inc.                                      85,000        5,971,250
---------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       124,500        6,439,140
---------------------------------------------------------------------------
Johnson & Johnson                                  329,700       18,581,892
---------------------------------------------------------------------------
Pfizer Inc.                                        477,300       14,676,975
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         189,500        8,849,650
---------------------------------------------------------------------------
Wyeth                                              392,000       17,063,760
===========================================================================
                                                                 71,582,667
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.36%

ACE Ltd. (Cayman Islands)                          465,000       15,382,200
---------------------------------------------------------------------------
MGIC Investment Corp.                              125,000        5,682,500
===========================================================================
                                                                 21,064,700
===========================================================================

REINSURANCE-1.95%

IPC Holdings, Ltd. (Bermuda)                       200,000        6,870,000
---------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Bermuda)              524,800       23,243,392
===========================================================================
                                                                 30,113,392
===========================================================================

RESTAURANTS-0.68%

Brinker International, Inc.(a)                     262,700        8,340,725
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
RESTAURANTS-(CONTINUED)

P.F. Chang's China Bistro, Inc.(a)                  50,000   $    2,095,000
===========================================================================
                                                                 10,435,725
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.47%

Lam Research Corp.(a)                              350,000        5,085,500
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          626,000       17,553,040
===========================================================================
                                                                 22,638,540
===========================================================================

SEMICONDUCTORS-3.03%

Analog Devices, Inc.(a)                            130,000        4,305,600
---------------------------------------------------------------------------
Intel Corp.                                        200,000        3,680,000
---------------------------------------------------------------------------
Microchip Technology Inc.                          475,000        9,875,250
---------------------------------------------------------------------------
QLogic Corp.(a)                                    125,000        5,498,750
---------------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Netherlands)                                    150,000        3,106,082
---------------------------------------------------------------------------
Texas Instruments Inc.                           1,100,000       20,339,000
===========================================================================
                                                                 46,804,682
===========================================================================

SPECIALTY STORES-2.22%

AutoZone, Inc.(a)                                  151,200       12,218,472
---------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                          246,200        9,727,362
---------------------------------------------------------------------------
Cost Plus, Inc.(a)                                 175,000        5,377,750
---------------------------------------------------------------------------
Hollywood Entertainment Corp.(a)                   150,000        2,662,500
---------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           166,400        4,306,432
===========================================================================
                                                                 34,292,516
===========================================================================

SYSTEMS SOFTWARE-5.22%

Computer Associates International, Inc.          1,245,300       20,223,672
---------------------------------------------------------------------------
Microsoft Corp.                                  1,545,800       39,526,106
---------------------------------------------------------------------------
Oracle Corp.(a)                                    935,400       11,112,552
---------------------------------------------------------------------------
Symantec Corp.(a)                                  220,000        9,669,000
===========================================================================
                                                                 80,531,330
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-2.37%

Nokia Oyj-ADR (Finland)                            700,000       11,599,000
---------------------------------------------------------------------------
QUALCOMM Inc.                                      550,700       17,561,823
---------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 343,500        7,478,339
===========================================================================
                                                                 36,639,162
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.67%

AT&T Wireless Services Inc.(a)                     515,900        3,332,714
---------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)           1,095,500       16,202,445
---------------------------------------------------------------------------
United States Cellular Corp.(a)                    258,000        6,204,900
===========================================================================
                                                                 25,740,059
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,475,059,831)                         1,480,852,524
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-4.26%

STIC Liquid Assets Portfolio(b)                 32,900,066   $   32,900,066
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                         32,900,066       32,900,066
===========================================================================
    Total Money Market Funds (Cost
      $65,800,132)                                               65,800,132
===========================================================================
TOTAL INVESTMENTS-100.18% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,540,859,963)                                             1,546,652,656
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-16.81%

STIC Liquid Assets Portfolio(b)(c)             129,747,867   $  129,747,867
---------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     129,747,867      129,747,867
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $259,495,734)                                       259,495,734
===========================================================================
TOTAL INVESTMENTS-116.99% (Cost
  $1,800,355,697)                                             1,806,148,390
===========================================================================
OTHER ASSETS LESS LIABILITIES-(16.99%)                         (262,266,718)
===========================================================================
NET ASSETS-100.00%                                           $1,543,881,672
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,800,355,697)*                            $1,806,148,390
------------------------------------------------------------
Receivables for:
  Investments sold                                12,720,084
------------------------------------------------------------
  Fund shares sold                                    24,519
------------------------------------------------------------
  Dividends                                          387,089
------------------------------------------------------------
Investment for deferred compensation plan             70,279
------------------------------------------------------------
Other assets                                          34,908
============================================================
     Total assets                              1,819,385,269
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           14,501,271
------------------------------------------------------------
  Fund shares reacquired                             252,177
------------------------------------------------------------
  Deferred compensation plan                          70,279
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      259,495,734
------------------------------------------------------------
Accrued distribution fees                            230,725
------------------------------------------------------------
Accrued trustees' fees                                 1,458
------------------------------------------------------------
Accrued transfer agent fees                          701,240
------------------------------------------------------------
Accrued operating expenses                           250,713
============================================================
     Total liabilities                           275,503,597
============================================================
Net assets applicable to shares
  outstanding                                 $1,543,881,672
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,433,843,805
------------------------------------------------------------
Undistributed net investment income (loss)        (1,172,344)
------------------------------------------------------------
Undistributed net realized gain (loss)
  from investment securities, foreign
  currencies and option contracts               (894,582,553)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and
  option contracts                                 5,792,764
============================================================
                                              $1,543,881,672
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Outstanding                                      203,832,942
------------------------------------------------------------
Net asset value and redemption price per
  share                                       $         7.57
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $253,747,734 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $86,185)           $   5,653,298
-----------------------------------------------------------------------------
Dividends from affiliated money market funds                          409,856
-----------------------------------------------------------------------------
Security lending income                                               231,096
=============================================================================
    Total investment income                                         6,294,250
=============================================================================

EXPENSES:

Advisory fees                                                       4,637,930
-----------------------------------------------------------------------------
Administrative services fees                                          159,205
-----------------------------------------------------------------------------
Custodian fees                                                         88,265
-----------------------------------------------------------------------------
Distribution fees                                                   2,175,626
-----------------------------------------------------------------------------
Transfer agent fees                                                 1,443,544
-----------------------------------------------------------------------------
Trustees' fees                                                          7,714
-----------------------------------------------------------------------------
Other                                                                 202,721
=============================================================================
    Total expenses                                                  8,715,005
=============================================================================
Less: Fees waived and expenses paid indirectly                     (1,392,620)
=============================================================================
    Net expenses                                                    7,322,385
=============================================================================
Net investment income (loss)                                       (1,028,135)
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                          (138,840,797)
-----------------------------------------------------------------------------
  Foreign currencies                                                    6,294
-----------------------------------------------------------------------------
  Option contracts written                                          2,179,375
=============================================================================
                                                                 (136,655,128)
=============================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                           178,701,604
-----------------------------------------------------------------------------
  Foreign currencies                                                       40
-----------------------------------------------------------------------------
  Option contracts written                                            (17,948)
=============================================================================
                                                                  178,683,696
=============================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                                 42,028,568
=============================================================================
Net increase in net assets resulting from operations            $  41,000,433
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (1,028,135)   $   (5,161,416)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (136,655,128)     (195,093,268)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                    178,683,696      (185,406,493)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   41,000,433      (385,661,177)
==============================================================================================
Share transactions-net                                            46,966,362        86,129,463
==============================================================================================
    Net increase (decrease) in net assets                         87,966,795      (299,531,714)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,455,914,877     1,755,446,591
==============================================================================================
  End of period                                               $1,543,881,672    $1,455,914,877
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the "Fund") is organized as a Delaware statutory trust ("Trust") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company having an unlimited number of shares of beneficial interest. The Fund currently offers one series of shares ("Fund Shares").

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $10 million of the Fund's average daily net assets, plus 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). During the six months ended April 30, 2003, AIM waived fees of $7,232.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $159,205 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $5,097 for such services.

    The Fund has entered into a Distribution Agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Fund Shares (the "Distribution Plan"). The Fund, pursuant to the Distribution Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Shares of the Fund. Any amounts not paid as a service fee under the Distribution Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive 0.20% of Rule 12b-1 plan fees on shares held through AIM Summit Investor Plans I ("Plans I"). As a result of this waiver, Distribution Plan fees are accrued at the annual rate of 0.30% of the average daily net assets with respect to Fund Shares, except with respect to Fund Shares held through Plans I; Distribution Plan fees accrue at an annual rate of 0.10% of the average daily net assets with respect to those shares. Accruing fees at two different rates resulted in a blended rate of 0.11% of the average daily net assets of the Fund as of April 30, 2003. Pursuant to the Distribution Plan, for the six months ended April 30, 2003, the Fund paid $790,869 after AIM Distributors waived Plan fees of $1,384,757.

    During the six months ended April 30, 2003, the Fund paid legal fees of $2,588 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

    Substantially all shares of the Fund are held of record by State Street Bank and Trust Company as custodian for AIM Summit Investors Plans I and II, unit investment trusts that are sponsored by AIM Distributors.

    Certain officers and trustees of the Fund are officers of AIM and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions transfer agent fees from AFS (an affiliate of AIM) of $70 and reductions in custodian fees of $561 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $631.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by

Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $253,747,734 were on loan to brokers. The loans were secured by cash collateral of $259,495,734 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $231,096 for securities lending.

NOTE 7--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of period                    4,400     $   660,449
------------------------------------------------------------
Written                               15,245       3,619,741
------------------------------------------------------------
Closed                               (14,235)     (3,310,760)
------------------------------------------------------------
Exercised                             (2,970)       (446,247)
------------------------------------------------------------
Expired                               (2,440)       (523,183)
============================================================
End of period                             --     $        --
____________________________________________________________
============================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $519,359,062
----------------------------------------------------------
October 31, 2010                               234,675,436
==========================================================
  Total capital loss carryforward             $754,034,498
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $550,196,341 and $491,487,933, respectively.

    The amount of unrealized appreciation of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 160,451,833
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (157,519,810)
============================================================
Net unrealized appreciation of investment
  securities                                   $   2,932,023
____________________________________________________________
============================================================
Cost of investments for tax purposes is $1,803,216,367.

NOTE 10--SHARE INFORMATION

The Fund currently offers one series of shares. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                      SIX MONTHS
                                                                        ENDED                       YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold                                                          12,955,056    $ 95,449,996    18,514,699    $166,106,753
----------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (6,558,964)    (48,483,634)   (8,789,633)    (79,977,290)
======================================================================================================================
                                                               6,396,092    $ 46,966,362     9,725,066    $ 86,129,463
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30,     ------------------------------------------------------------------
                                                    2003          2002          2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    7.37     $     9.35    $    22.82    $    20.17    $    14.96    $    15.15
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.01)         (0.03)        (0.03)(a)      (0.03)          --          0.03
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.21          (1.95)        (9.57)         5.85          6.16          1.23
=================================================================================================================================
    Total from investment operations                  0.20          (1.98)        (9.60)         5.82          6.16          1.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  --             --            --            --         (0.04)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --             --         (3.87)        (3.17)        (0.91)        (1.43)
=================================================================================================================================
    Total distributions                                 --             --         (3.87)        (3.17)        (0.95)        (1.45)
=================================================================================================================================
Net asset value, end of period                   $    7.57     $     7.37    $     9.35    $    22.82    $    20.17    $    14.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       2.71%        (21.18)%      (49.53)%       31.12%        42.79%         9.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,543,882    $1,455,915    $1,755,447    $3,412,609    $2,624,615    $1,830,032
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    1.01%(c)       1.00%         0.89%         0.72%         0.67%         0.67%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 1.20%(c)       1.19%         1.09%         0.78%         0.67%         0.67%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.14)%(c)      (0.30)%      (0.20)%       (0.11)%       (0.01)%        0.23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                              35%           101%          106%           98%           92%           83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Included adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,462,437,181.
(d)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                  Robert H. Graham                  11 Greenway Plaza
                                  Chairman and President            Suite 100
Mark H. Williamson                                                  Houston, TX 77046
                                  Mark H. Williamson
Frank S. Bayley                   Executive Vice President          INVESTMENT ADVISOR

Bruce L. Crockett                 Kevin M. Carome                   A I M Advisors, Inc.
                                  Senior Vice President             11 Greenway Plaza
Albert R. Dowden                                                    Suite 100
                                  Gary T. Crum                      Houston, TX 77046
Edward K. Dunn Jr.                Senior Vice President
                                                                    TRANSFER AGENT
Jack M. Fields                    Dana R. Sutton
                                  Vice President and Treasurer      A I M Fund Services, Inc.
Carl Frischling                                                     P.O. Box 4739
                                  Stuart W. Coco                    Houston, TX 77210-4739
Prema Mathai-Davis                Vice President
                                                                    CUSTODIAN
Lewis F. Pennock                  Melville B. Cox
                                  Vice President                    State Street Bank and Trust Company
Ruth H. Quigley                                                     225 Franklin Street
                                  Edgar M. Larsen                   Boston, MA 02110
Louis S. Sklar                    Vice President
                                                                    COUNSEL TO THE FUND
                                  Nancy L. Martin
                                  Secretary                         Ballard Spahr
                                                                    Andrews & Ingersoll, LLP
                                                                    1735 Market Street
                                                                    Philadelphia, PA 19103

                                                                    COUNSEL TO THE TRUSTEES

                                                                    Kramer, Levin, Naftalis & Frankel LLP
                                                                    919 Third Avenue
                                                                    New York, NY 10022

                                                                    DISTRIBUTOR

                                                                    A I M Distributors, Inc.
                                                                    11 Greenway Plaza
                                                                    Suite 100
                                                                    Houston, TX 77046

 If used after July 20, 2003, this report must be accompanied by the AIM Summit
   Investors Plans Performance and Commentary for the most recent quarter-end.

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of June 20, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Equity Funds, AIM International Funds Inc., AIM Investment Funds, AIM Special Opportunities Funds, and AIM Summit Funds (the "Funds"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Fund's disclosure controls and procedures. Based on that evaluation, the Fund's officers, including the PEO and PFO, concluded that, as of June 20, 2003, the Fund's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Funds is made known to the PEO and PFO. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
   -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date:  June 20, 2003

By:   /s/ DANA R. SUTTON
   ------------------------------
      Dana R. Sutton
      Principal Financial Officer

Date:  June 20, 2003


                         EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.